Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2020
Banking Regulation, Global Systemically Important Bank (GSIB) Surcharge [Abstract]
Regulatory capital amounts and ratios
The tables below provide the Bank’s regulatory capital requirements and actual results at December 31, 2020 and 2019.

	Actual		For Capital Adequacy		To Be Well Capitalized
(Dollars in Thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2020
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$109,673	18.6%	$35,330	6.0%	$47,107	8.0%
Total Risk-Based Capital (To Risk Weighted Assets)	117,101	19.9%	47,107	8.0%	58,884	10.0%
Common Equity Tier 1 Capital (To Risk Weighted Assets)	109,673	18.6%	26,498	4.5%	38,275	6.5%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	109,673	9.8%	44,957	4.0%	56,197	5.0%
December 31, 2019
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$101,280	18.2%	$33,418	6.0%	$44,558	8.0%
Total Risk-Based Capital (To Risk Weighted Assets)	108,270	19.4%	44,558	8.0%	55,697	10.0%
Common Equity Tier 1 Capital (To Risk Weighted Assets)	101,280	18.2%	25,064	4.5%	36,203	6.5%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	101,280	10.4%	39,134	4.0%	48,917	5.0%